Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Aggressive Growth Portfolio (Prospectus Summary) | Aggressive Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AGGRESSIVE GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio's investment goal is capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more
		details on the separate account fees.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 164% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio attempts to achieve its goal by investing primarily in common and preferred stocks of U.S. companies.

The Portfolio invests principally in equity securities of small and mid-capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The subadviser may engage in frequent and active trading of portfolio securities.

The subadviser's management team distinctly differentiates its investment process through the following five main tenets:

     •    Research designed to "Surround the Company." The team employs a rigorous bottom-up research process to identify solid investments.

     •    Research companies across the market cap spectrum to develop unique fundamental insights. Although the investment team manages large cap, mid cap, and small- to mid-cap strategies, the investment team invests primarily in small- to mid-cap strategies.

     •    Analysis of current balance sheet to understand future earnings.
          Financial analysis focuses equally on a company's income statement and its balance sheet.

     •    Disciplined management of valuation targets. The team establishes near-term and long-term price targets for each holding in the portfolio.

     •    Construct a portfolio to balance return vs. risk. The portfolio composition is closely monitored, as the subadviser believes that constructing a well-diversified portfolio further reduces risk while enhancing return.

The Portfolio may also invest in U.S. dollar-denominated and U.S.
		exchange-traded foreign equities, American Depositary Receipts ("ADRs").
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Stock Risk. Growth stocks are historically volatile, which will affect the Portfolio.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Technology Company Risk. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than those of a fund that does not invest in technology companies.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.

Depositary Receipts Risk. Depositary receipts, such as American Depositary
Receipts ("ADRs") and other depositary receipts, including Global Depositary
Receipts ("GDRs"), European Depositary Receipts ("EDRs") are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not
		listed on an exchange and therefore may be considered to be illiquid securities.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 2500 Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Wells Capital Management Incorporated ("Wells Capital") assumed subadvisory duties of the Portfolio on July 20, 2009. Prior to July 20, 2009, the Portfolio
		was managed by SunAmerica Asset Management Corp.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 2500 Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	(Class 1 Shares)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 18.94% (quarter ended September 30, 2009) and the lowest return for a quarter was -27.65% (quarter ended September 30, 2008). The year to date
		calendar return as of March 31, 2012 was 17.84%.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Aggressive Growth Portfolio (Prospectus Summary) | Aggressive Growth Portfolio | Russell 2500® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
Aggressive Growth Portfolio (Prospectus Summary) | Aggressive Growth Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	(24.71%)
Annual Return 2003	rr_AnnualReturn2003	28.57%
Annual Return 2004	rr_AnnualReturn2004	16.72%
Annual Return 2005	rr_AnnualReturn2005	8.73%
Annual Return 2006	rr_AnnualReturn2006	13.30%
Annual Return 2007	rr_AnnualReturn2007	(0.47%)
Annual Return 2008	rr_AnnualReturn2008	(52.67%)
Annual Return 2009	rr_AnnualReturn2009	40.55%
Annual Return 2010	rr_AnnualReturn2010	21.18%
Annual Return 2011	rr_AnnualReturn2011	(2.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year to date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.65%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aggressive Growth Portfolio (Prospectus Summary) | Aggressive Growth Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.85%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Aggressive Growth Portfolio (Prospectus Summary) | Aggressive Growth Portfolio | Class 3
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002